Commitments and Contingencies (Lease Commitments) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
2018	$ 68	[1]
2019	63	[1]
2020	56	[1]
2021	48	[1]
2022	39	[1]
Thereafter	361	[1]
Total	635	[1]
Virginia Electric and Power Company
Loss Contingencies [Line Items]
2018	34
2019	31
2020	27
2021	22
2022	15
Thereafter	28
Total	157
Dominion Gas Holdings, LLC
Loss Contingencies [Line Items]
2018	15
2019	13
2020	10
2021	9
2022	7
Thereafter	41
Total	$ 95

[1]	Amounts include a lease agreement for the Dominion Energy Questar corporate office, which is accounted for as a capital lease. At December 31, 2017 and 2016, the Consolidated Balance Sheets include $27 million and $30 million, respectively, in property, plant and equipment and $33 million and $35 million, respectively, in other deferred credits and other liabilities. The Consolidated Statements of Income include $3 million and less than $1 million recorded in depreciation, depletion and amortization for the years ended December 31, 2017 and 2016.